Vessels and Equipment - Summary of Drydocking Activity (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Balance at the beginning of the year	$ 3,369	$ 2,472
Costs incurred for drydocking	69	12
Costs allocated to drydocking as part of acquisition of business		1,769
Drydock depreciation	(1,772)	(884)
Balance at the end of the year	$ 5,874	$ 3,369